UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JULY 31, 2015

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.9%
CONSUMER DISCRETIONARY - 19.8%
Hotels, Restaurants & Leisure - 7.8%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,000,000		$800,000	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,000,000		1,017,500	(b)
Golden Nugget Escrow Inc., Senior Notes	8.500%	12/1/21	1,113,000		1,163,085	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	290,000		308,850	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488		1,763,895	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,500,000		1,566,750	(a)
Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes	12.000%	6/1/17	1,493,375		1,576,257	(a)(c)
MTR Gaming Group Inc., Secured Notes	11.500%	8/1/19	2,000,000		2,133,750	(b)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	120,000		128,250	(a)

Total Hotels, Restaurants & Leisure					10,458,337

Household Durables - 2.3%
APX Group Inc., Senior Notes	8.750%	12/1/20	3,000,000		2,737,500	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	380,000		398,050

Total Household Durables					3,135,550

Leisure Products - 0.6%
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	708,109	EUR	800,235	(a)

Media - 4.4%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,000,000		987,500	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	370,000		297,388
MediaNews Group Inc.	12.000%	12/24/18	2,086,000		2,086,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,109,072		975,983	(a)(d)
Visant Corp., Senior Notes	10.000%	10/1/17	2,000,000		1,565,000	(b)

Total Media					5,911,871

Specialty Retail - 1.9%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000		2,575,000	(a)

Textiles, Apparel & Luxury Goods - 2.8%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	1,000,000		687,500	(a)(d)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	4,000,000		3,140,000	(a)(b)

Total Textiles, Apparel & Luxury Goods					3,827,500

TOTAL CONSUMER DISCRETIONARY					26,708,493

CONSUMER STAPLES - 4.5%
Beverages - 1.7%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000		1,792,700	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	420,000		492,975	(a)(b)

Total Beverages					2,285,675

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food & Staples Retailing - 1.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,370,000		$2,367,037	(a)(b)

Food Products - 0.4%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	530,000		488,925	(a)

Tobacco - 0.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,000,000		881,250	(b)

TOTAL CONSUMER STAPLES					6,022,887

ENERGY - 12.1%
Energy Equipment & Services - 1.4%
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,540,000		1,905,000	(a)

Oil, Gas & Consumable Fuels - 10.7%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	310,000		295,275	(a)
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000		1,280,000	(b)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	1,330,000		1,180,375	(a)
Gastar Exploration Inc., Senior Secured Notes	8.625%	5/15/18	2,000,000		1,750,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,500,000		1,329,375	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	380,000		364,325	(a)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,000,000		525,000
Iracore International Holdings Inc., Senior Secured Notes	9.500%	6/1/18	1,500,000		1,027,500	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	3,500,000		2,695,000
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,550,000		961,000	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,780,000		1,290,500	(b)
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	1,460,000		722,700
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,000,000		1,100
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,000,000		815,000
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000		75,000	(e)*

Total Oil, Gas & Consumable Fuels					14,312,150

TOTAL ENERGY					16,217,150

FINANCIALS - 3.2%
Banks - 0.5%
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	830,000	AUD	688,696	(f)(g)

Consumer Finance - 2.7%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000		1,774,425	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000		1,820,000	(a)

Total Consumer Finance					3,594,425

TOTAL FINANCIALS					4,283,121

HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 0.8%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,000,000		1,023,750	(a)

Health Care Providers & Services - 5.0%
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000		2,486,250
MedImpact Holdings Inc., Senior Secured Notes	10.500%	2/1/18	2,000,000		2,110,000	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000		2,199,600	(b)

Total Health Care Providers & Services					6,795,850

TOTAL HEALTH CARE					7,819,600

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 23.5%
Aerospace & Defense - 2.2%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,000,000	$960,000	(a)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,000,000	2,010,000	(a)(b)(h)

Total Aerospace & Defense				2,970,000

Building Products - 1.6%
U.S. Concrete Inc., Senior Secured Notes	8.500%	12/1/18	2,000,000	2,125,000	(b)

Commercial Services & Supplies - 3.5%
Cenveo Corp., Senior Notes	11.500%	5/15/17	2,000,000	1,997,500	(b)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,800,000	1,692,000	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	1,023,750	(b)

Total Commercial Services & Supplies				4,713,250

Construction & Engineering - 6.7%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,774,500	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	2,032,500	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,750,000	1,592,500	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,070,000	1,037,900	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	3,400,000	2,669,000	(a)(b)

Total Construction & Engineering				9,106,400

Electrical Equipment - 1.5%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	1,000,000	999,375	(d)
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	1,000,000	990,000	(a)(d)

Total Electrical Equipment				1,989,375

Machinery - 0.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	420,000	432,600	(a)(b)

Marine - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,720,425	(a)

Road & Rail - 2.3%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	320,000	324,000	(a)(b)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	3,000,000	2,767,500	(a)

Total Road & Rail				3,091,500

Trading Companies & Distributors - 1.2%
Light Tower Rentals Inc., Senior Secured Notes	8.125%	8/1/19	2,060,000	1,581,050	(a)

Transportation - 2.9%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,500,000	2,512,500	(a)(b)(d)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	1,800,000	1,359,000	(a)

Total Transportation				3,871,500

TOTAL INDUSTRIALS				31,601,100

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 5.5%
Electronic Equipment, Instruments & Components - 3.0%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,040,000	$2,091,000	(b)
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	2,000,000	1,955,000

Total Electronic Equipment, Instruments & Components				4,046,000

Internet Software & Services - 1.5%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,000,000	2,060,000	(a)(b)(d)

IT Services - 1.0%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,780,000	1,330,550	(a)(b)

TOTAL INFORMATION TECHNOLOGY				7,436,550

MATERIALS - 15.5%
Chemicals - 4.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,250,000	1,246,875	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,030,000	1,014,550	(a)(d)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,820,000	2,869,350	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,350,000	1,339,875	(a)

Total Chemicals				6,470,650

Construction Materials - 1.1%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	430,000	410,650	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	1,032,300	(a)

Total Construction Materials				1,442,950

Containers & Packaging - 2.1%
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	1,250,000	1,131,250	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	750,000	723,750	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	990,000	1,004,850	(a)(b)

Total Containers & Packaging				2,859,850

Metals & Mining - 6.9%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,390,000	2,168,925	(a)(b)
Magnetation LLC/Mag Finance Corp., Senior Secured Notes	11.000%	5/15/18	1,384,000	380,600	(a)(e)*
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	25,316	0	(a)(c)(h)(i)
Noranda Aluminum Acquisition Corp., Senior Notes	11.000%	6/1/19	3,200,000	1,192,000	(b)
Optima Specialty Steel Inc., Senior Secured Notes	12.500%	12/15/16	852,000	854,130	(a)
Permian Holdings Inc., Senior Secured Notes	10.500%	1/15/18	1,750,000	1,041,250	(a)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	500,000	457,500	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	1,337,000	1,323,630	(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	420,000	381,150	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	2,000,000	1,507,500	(b)

Total Metals & Mining				9,306,685

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.6%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,010,000	$560,550	(a)(b)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	480,000	216,000

Total Paper & Forest Products				776,550

TOTAL MATERIALS				20,856,685

TOTAL CORPORATE BONDS & NOTES (Cost - $137,005,486)				120,945,586

CONVERTIBLE BONDS & NOTES - 0.7%
MATERIALS - 0.7%
Metals & Mining - 0.7%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,236,607)	9.500%	6/24/19	1,236,607	908,906	(a)(d)(h)

SENIOR LOANS - 12.7%
CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 1.4%
AP Gaming I LLC, USD Term Loan B	9.250%	12/21/20	1,970,000	1,960,150	(j)(k)

Media - 0.8%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	550,000	528,000	(j)(k)
Lee Enterprises Inc., Term Loan	6.547 - 7.250%	3/31/19	528,500	529,148	(j)(k)

Total Media				1,057,148

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	350,000	354,375	(j)(k)

Textiles, Apparel & Luxury Goods - 0.9%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,256,850	1,177,511	(j)(k)

TOTAL CONSUMER DISCRETIONARY				4,549,184

CONSUMER STAPLES - 2.3%
Food Products - 2.3%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,500,000	1,530,000	(j)(k)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,710,000	1,633,050	(j)(k)

TOTAL CONSUMER STAPLES				3,163,050

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	1,984,690	1,141,197	(j)(k)
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	1,560,000	1,485,900	(j)(k)

TOTAL ENERGY				2,627,097

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000%	10/15/22	350,000	$346,063	(j)(k)

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	494,962	(j)(k)

Transportation - 2.3%
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	3,000,000	3,060,000	(j)(k)

TOTAL INDUSTRIALS				3,554,962

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	1,000,000	1,008,438	(j)(k)

MATERIALS - 0.4%
Metals & Mining - 0.4%
Magnetation LLC, DIP Term Loan	10.000%	12/7/15	526,210	502,530	(c)(j)(k)

UTILITIES - 1.0%
Electric Utilities - 1.0%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,376,550	1,328,371	(j)(k)

TOTAL SENIOR LOANS (Cost - $17,596,133)				17,079,695

			SHARES
COMMON STOCKS - 2.1%
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Physiotherapy Associates Holdings Inc.			30,000	2,490,000	*(c)(h)

MATERIALS - 0.3%
Metals & Mining - 0.3%
Mirabela Nickel Ltd.			5,022,817	359,800	*

TOTAL COMMON STOCKS (Cost - $3,164,366)				2,849,800

PREFERRED STOCKS - 1.5%
INDUSTRIALS - 1.5%
Trading Companies & Distributors - 1.5%
General Finance Corp. (Cost - $1,996,875)	8.125%		79,875	2,074,753

TOTAL INVESTMENTS - 106.9% (Cost - $160,999,467#)				143,858,740
Liabilities in Excess of Other Assets - (6.9)%				(9,262,610)

TOTAL NET ASSETS - 100.0%				$134,596,130

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of July 31, 2015.

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Illiquid security.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$23,046,236	$3,662,257		$26,708,493
Materials	—	20,856,685	0	*	20,856,685
Other corporate bonds & notes	—	73,380,408	—		73,380,408
Convertible bonds & notes	—	908,906	—		908,906
Senior loans:
Consumer discretionary	—	3,137,661	1,411,523		4,549,184
Consumer staples	—	1,633,050	1,530,000		3,163,050
Energy	—	2,627,097	—		2,627,097
Health care	—	346,063	—		346,063
Industrials	—	494,962	3,060,000		3,554,962
Information technology	—	1,008,438	—		1,008,438
Materials	—	—	502,530		502,530
Utilities	—	—	1,328,371		1,328,371
Common stocks:
Health care	—	—	2,490,000		2,490,000
Materials	$359,800	—	—		359,800
Preferred stocks	2,074,753	—	—		2,074,753

Total investments	$2,434,553	$127,439,506	$13,984,681		$143,858,740

Other financial instruments:
Forward foreign currency contracts	—	$32,022	—		$32,022

Total	$2,434,553	$127,471,528	$13,984,681		$143,890,762

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$9,010	—		$9,010

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $359,800 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS
Balance as of April 30, 2015	$2,700,000	$0	*
Accrued premiums/discounts	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)[1]	—	—
Purchases	—	—
Sales	(614,000)	—
Transfers into Level 3[2]	1,576,257	—
Transfers out of Level 3[3]	—	—

Balance as of July 31, 2015	$3,662,257	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	INDUSTRIALS	MATERIALS	UTILITIES
Balance as of April 30, 2015	$563,106	$2,880,575	$1,521,000	$3,060,000	—	—
Accrued premiums/discounts	20	1,271	1,438	1,651	$2,597	—
Realized gain (loss)	574	(14,935)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	273	36,139	(36,538)	(1,651)	(18,487)	—
Purchases	348,250	—	—		518,420	—
Sales	(28,700)	(1,270,000)	—		—	—
Transfers into Level 3[2]	528,000	1,530,000	—		—	$1,328,371
Transfers out of Level 3[3]	—	(1,633,050)	(1,485,900)		—	—

Balance as of July 31, 2015	$1,411,523	$1,530,000	—	$3,060,000	$502,530	$1,328,371

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$273	$23,805	$(36,518)	$(1,651)	$(18,487)	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES	HEALTHCARE	TOTAL
Balance as of April 30, 2015	$2,490,000	$13,214,681
Accrued premiums/discounts	—	6,977
Realized gain (loss)	—	(14,361)
Change in unrealized appreciation (depreciation)[1]	—	(20,264)
Purchases	—	866,670
Sales	—	(1,912,700)
Transfers into Level 3[2]	—	4,962,628
Transfers out of Level 3[3]	—	(3,118,950)

Balance as of July 31, 2015	$2,490,000	$13,984,681

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	—	$(32,578)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

Notes to Schedule of Investments (unaudited) (continued)

	Fair Value at 7/31/15 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$2,490	Market Approach	EBITDA Multiple	8.5x	Increase
Corporate Bonds & Notes	1,576	Market Approach	Yield to Call	4.00%	Decrease
			Liquidity Premium	1.00%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,819,026
Gross unrealized depreciation	(18,959,753)

Net unrealized depreciation	$(17,140,727)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	480,000	USD	536,226	HSBC Bank USA, N.A.	8/13/15	$(9,010)
USD	1,396,479	EUR	1,242,259	HSBC Bank USA, N.A.	8/13/15	32,022

Total						$23,012

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015